INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
New Senior is organized and conducts its operations to qualify as a REIT under the requirements of the Code. However, certain of our activities are conducted through our TRS and therefore are subject to federal and state income taxes at regular corporate tax rates.

The Tax Cuts and Jobs Act

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. The Act includes a number of significant changes to existing U.S. corporate income tax laws, most notably a reduction of the U.S. corporate income tax rate from 35 percent to 21 percent, effective January 1, 2018. We measure deferred tax assets using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid. Accordingly, our deferred tax assets were remeasured to reflect the reduction in the U.S. corporate income tax rate, resulting in a non-recurring $3.0 million increase in income tax expense for the year ended December 31, 2017 and a corresponding decrease of the same amount in our deferred tax assets as of December 31, 2017.
The following table presents the provision (benefit) for income taxes:

	Year Ended December 31,
	2017	2016	2015
Current
Federal	$(10)	$16	$26
State and local	337	326	84
Total current provision	327	342	110
Deferred
Federal	3,376	89	(3,576)
State and local	(191)	8	(189)
Total deferred provision	3,185	97	(3,765)
Total provision (benefit) for income taxes	$3,512	$439	$(3,655)

Generally, our effective tax rate differs from the federal statutory rate as a result of state and local taxes and non-taxable REIT income. The table below provides a reconciliation of our provision for income taxes, based on the statutory rate of 35%, to the effective tax rate.

	Year Ended December 31,
	2017	2016	2015
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%
Non-taxable REIT (loss)	(32.19)%	(35.16)%	(30.87)%
State and local taxes	0.61%	(0.39)%	0.16%
Change in federal tax rate	18.87%	—%	—%
Other	0.06%	(0.06)%	(0.06)%
Effective income tax rate	22.35%	(0.61)%	4.23%

The tax effects of temporary differences that give rise to significant portions of our deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2017	2016
Deferred tax assets:
Prepaid fees and rent	$790	$1,816
Net operating loss	4,050	4,386
Deferred rent	949	3,129
Tax credits	42	42
Other	99	113
Total deferred tax assets	5,930	9,486
Less valuation allowance	—	—
Net deferred tax assets	5,930	9,486
Deferred tax liabilities:
Depreciation and amortization	455	826
Total deferred tax liabilities	455	826
Total net deferred tax assets	$5,475	$8,660

Net deferred tax assets are included within “Receivables and other assets, net” in the Consolidated Balance Sheets.

As of December 31, 2017, our TRS had a loss carryforward of approximately $15.8 million for federal and state income tax purposes, which will begin to expire in 2034. The net operating loss carryforward can generally be used to offset future taxable income, if and when it arises.

In assessing the recoverability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income by the TRS during the periods in which temporary differences become deductible and before the net operating loss carryforward expires. We have not recorded a valuation allowance against our deferred tax assets as of December 31, 2017 as management believes that it is more likely than not that our deferred tax assets will be realized.

New Senior and our TRS file income tax returns with the U.S. federal government and various state and local jurisdictions. Generally, we are no longer subject to tax examinations by tax authorities for tax years ended prior to December 31, 2014. The examination of our TRS federal income tax return for the year ended December 31, 2013 was completed and is no longer subject to examination. The conclusion of the examination resulted in a minimal reduction to the TRS’s net operating loss carryforward. We have assessed our tax positions for all open years and concluded that there are no material uncertainties to be recognized. As of December 31, 2017, we do not believe that there will be a significant change to uncertain tax positions during the next 12 months.